Condensed Consolidated Statement of Changes in Stockholders' Equity (Unaudited) (USD $)	Total	Haining City Wind Energy	Wheatland Wind Power	Common Stock	Additional Paid-in Capital	Noncontrolling Interest	Accumulated Deficit Prior to Re-entering Development Stage	Accumulated Deficit During Development Stage	Treasury Stock	Unearned Shares in KSOP	Series A Preferred Stock	Series B Preferred Stock
Beginning balance at Dec. 31, 2008	$ (294,100)			$ 20,989	$ 81,100,216	$ (107,290)	$ (103,478,564)		$ (678,538)	$ (225,913)	$ 12,500,000	$ 10,575,000
Transfer accumulated preferred dividends to stated value	856,389										856,389
Issue 42,797 warrants on Series B Debentures for 2009 and 100,000 warrants for 2010, respectively	942				942
Share based payments	701,728
Conversion of 5,750 preferred shares into 1,150,000 common shares	13,333			1,150	5,776,183						(5,764,000)
Issue 22,024 treasury shares for services provided	36,560				(305,693)				342,253
Dividends on preferred stock	775,782
Abandonment of noncontrolling interests		31,635	75,655
Net income/loss	(15,418,430)
Ending balance at Dec. 31, 2009	(14,772,070)			22,139	87,273,376		(119,672,776)		(336,285)	(225,913)	7,592,389	10,575,000
Transfer accumulated preferred dividends to stated value	639,845										639,845
Issue 42,797 warrants on Series B Debentures for 2009 and 100,000 warrants for 2010, respectively	69,111				69,111
Share based payments	1,626,402				1,626,402
Dividends on preferred stock	655,841						319,922	335,919
Net income/loss	20,637,596						(6,678,018)	27,315,614
Ending balance at Dec. 31, 2010	7,545,043				88,968,889		(126,670,716)	26,979,695	(336,285)	(225,913)	8,232,234
Beginning balance at Jun. 30, 2010	(20,688,229)			22,139	88,043,038		(126,670,716)	0	(336,285)	(225,913)	7,904,508	10,575,000
Transfer accumulated preferred dividends to stated value	327,726										327,726
Share based payments	925,851				925,851
Dividends on preferred stock	(335,919)							(335,919)
Net income/loss	27,315,614							27,315,614
Ending balance at Dec. 31, 2010	7,545,043			22,139	88,968,889			26,979,695	(336,285)	(225,913)	8,232,234	10,575,000
Transfer accumulated preferred dividends to stated value	682,700										682,700
Share based payments	345,059				345,059
Issued shares of common stock and warrants for cash	1,038,100			1,045	1,037,055
Issued shares of common stock for 401K matching contribution	206,470			229	206,241
Dividends on preferred stock	(510,645)							(510,645)
Issued shares of common stock and warrants upon conversion of shares of Series A Preferred Stock	627,763			772	1,607,870						(980,879)
Issued shares of common stock and warrants upon conversion of shares of Series B Preferred Stock	535,946			773	1,308,173							(773,000)
Issued shares of common stock and warrants upon conversion of $500,000 in principal of the promissory note payable with a related party	500,000			500	499,500
Net income/loss	(3,644,362)							(3,644,362)
Ending balance at Sep. 30, 2011	$ 7,326,074			$ 25,458	$ 93,972,787		$ (126,670,716)	$ 22,824,688	$ (336,285)	$ (225,913)	$ 7,934,055	$ 9,802,000